Employee Benefits - Summary of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Salaries, wages and contractor fees	$ 27,535	$ 13,785	$ 9,884
Share-based payments	7,590	7,295	716
Total employee benefits	$ 35,125	$ 21,080	$ 10,600